Goodwill and Intangible Assets (Changes in Goodwill) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2026		Mar. 31, 2025	Mar. 31, 2024
Goodwill [Line Items]
Balance at beginning of fiscal year		¥ 163,593		¥ 164,458	¥ 92,928
Goodwill acquired		45,109	[1]	0	66,980	[2]
Foreign exchange translation		4,600		(865)	4,550
Balance at end of fiscal year		213,302		163,593	164,458
Gross amount of goodwill	[3]	284,181		233,960	235,563
Accumulated impairment losses		¥ 70,880		¥ 70,367	¥ 71,105

[1]	For the fiscal year ended March 31, 2026, Goodwill acquired is mainly related to the acquisition of UPSIDER Holdings, Inc.
[2]	For the fiscal year ended March 31, 2024, Goodwill acquired is entirely related to the acquisition of Greenhill & Co., Inc.
[3]	Goodwill is recorded at a designated reporting unit level for the purpose of assessing impairment. Goodwill is not allocated to the reportable segments in Note 30 “Business segment information.”